PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
            SEMI-ANNUAL REPORT FOR THE SIX MONTHS ENDED JULY 31, 1995

                   PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                      STATEMENTS OF ASSETS AND LIABILITIES
                                July 31, 1995
                                  (Unaudited)




                             ASSETS AND LIABILITIES

ASSETS
Investments  at  market  value  (Notes  1,  2, 4 & 5):
Investments  other  than  securities:
     Gold assets  ..............................................................
     Silver assets  ............................................................
     Swiss franc deposits  .....................................................



  Swiss franc bonds  ...........................................................
  Stocks of United States and foreign real estate and natural resource companies
  Aggressive growth stock investments  .........................................
  Investment in an affiliate  ..................................................
  Corporate bonds  .............................................................
  United States Treasury securities  ...........................................

     Total investments (identified cost $68,401,221; $115,927,901;  $21,790,159;
     and $6,202,870, respectively)


Cash  ..........................................................................
Accounts receivable for shares of the portfolio sold  ..........................
Accounts receivable for investments sold  ......................................
Accrued interest, dividends and foreign taxes receivable  ......................
Due from investment adviser  ...................................................


    Total assets


LIABILITIES
Bank overdraft  ................................................................
Accounts payable for shares of the portfolio redeemed  .........................
Accounts payable for investments purchased  ....................................
Accrued investment advisory fee  ...............................................
Accrued directors' fees and expenses  ..........................................
Accrued excise tax  ............................................................

    Total liabilities

    Net assets applicable to outstanding shares

                                   NET ASSETS
Capital stock - par value $.001 per share:
    Authorized - 100,000,000; 100,000,000; 10,000,000; and 25,000,000 shares, respectively
    Outstanding - 4,097,152; 1,725,086; 390,073; and 220,364 shares, respectively  ..............................................................

Paid-in capital  ...............................................................


Undistributed net investment income (Note 1)  ..................................
Accumulated net realized gain (loss) on investments  ...........................
Accumulated net realized gain on foreign currency transactions  ................
Net unrealized appreciation of investments .....................................
Net unrealized appreciation on translation of assets and liabilities in foreign currencies  ....................................................................

Net assets applicable to outstanding shares

Net asset value per share

                            See accompanying notes.


       Permanent Portfolio     Treasury Bill Portfolio     Versatile Bond Portfolio     Aggressive Growth Portfolio
       -------------------     -----------------------     ------------------------     ---------------------------

          $ 15,706,617             $          -                $           -                $          -
             3,547,146                        -                            -                           -
               338,108                        -                            -                           -
          ------------             ------------                -------------                ------------
            19,591,871                        -                            -                           -

             6,843,025                        -                            -                           -
            11,415,014                        -                            -                           -
            11,662,618                        -                            -                   9,252,193
               139,313                        -                            -                           -
                     -                        -                   21,497,494                           -
            24,432,786              115,978,440                      401,624                     244,929
          ------------             ------------                -------------                ------------

            74,084,627              115,978,440                   21,899,118                   9,497,122


                92,309                        -                            -                           -
               113,858                        -                        1,500                      29,631
             1,030,068                        -                            -                           -
               512,434                2,027,363                      447,629                       3,639
                     -                        -                          611                       3,443
          ------------             ------------                -------------                ------------

            75,833,296              118,005,803                   22,348,858                   9,533,835



                     -                  104,973                       36,276                       1,562
                33,270                  317,510                       13,237                           -
                 1,855                        -                            -                     240,990
                16,963                   11,181                            -                           -
                   390                        -                          330                           -
                14,409                   23,944                        4,407                       1,471
          ------------             ------------                -------------                ------------
                66,887                  457,608                       54,250                     244,023
          ------------             ------------                -------------                ------------
          $ 75,766,409             $117,548,195                $  22,294,608                $  9,289,812
          ============             ============                =============                ============



          $      4,097             $      1,725                $         390                $        220

            60,219,139              112,534,321                   20,244,991                   5,479,218
          ------------             ------------                -------------                ------------
            60,223,236              112,536,046                   20,245,381                   5,479,438


             7,125,259                4,974,377                    2,082,836                      37,332
             1,894,520                  (12,767)                    (142,568)                    478,790
               810,092                        -                            -                           -
             5,683,406                   50,539                      108,959                   3,294,252

                29,896                        -                            -                           -
          ------------             ------------                -------------                ------------
          $ 75,766,409             $117,548,195                $  22,294,608                $  9,289,812
          ============             ============                =============                ============
              $18.49                   $68.14                       $57.15                     $42.16
              ======                   ======                       ======                     ======

                   PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                            STATEMENTS OF OPERATIONS
                         Six months ended July 31, 1995
                                  (Unaudited)





Investment income:
  Interest  ....................................................................
  Dividends  ...................................................................


Expenses (Notes 3 & 8):
  Investment advisory fee  .....................................................
  Directors' fees and expenses  ................................................
  Excise tax  ..................................................................
  Regulatory expense  ..........................................................

    Total expenses
    Less waiver of investment advisory fee expense  ............................

      Net expenses


Net investment income before foreign taxes deducted at source

Less foreign income taxes deducted at source, net of refundable taxes  .........


Net investment income


Realized and unrealized gain (loss) on investments  and foreign  currency (Notes
  1, 2, 4 & 5):
Net realized gain (loss) on:
  Investments  .................................................................
  Foreign currency transactions  ...............................................



Change in unrealized appreciation of:
  Investments  .................................................................
  Translation of assets and liabilities in foreign currencies  .................


Net realized and unrealized gain (loss) on investments
  and foreign currency
Net increase in net assets resulting
  from operations













                            See accompanying notes.






      Permanent Portfolio      Treasury Bill Portfolio     Versatile Bond Portfolio      Aggressive Growth Portfolio
      -------------------      ----------------------      ------------------------      ---------------------------
          $  1,287,810              $  3,458,190               $     656,684                  $      9,136
               338,365                         -                           -                        37,472
          ------------              ------------               -------------                  ------------
             1,626,175                 3,458,190                     656,684                        46,608

               410,117                   670,515                     124,054                        43,645
                 5,484                     8,851                       1,639                           598
                14,409                    23,944                       4,407                         1,471
                13,946                    12,116                         898                           423
          ------------              ------------               -------------                  ------------
               443,956                   715,426                     130,998                        46,137
                     -                   299,021                      41,520                             -
          ------------              ------------               -------------                  ------------
               443,956                   416,405                      89,478                        46,137
          ------------              ------------               -------------                  ------------

             1,182,219                 3,041,785                     567,206                           471

                 8,015                         -                           -                             -
          ------------              ------------               -------------                  ------------

             1,174,204                 3,041,785                     567,206                           471
          ------------              ------------               -------------                  ------------




             1,309,082                        56                      (8,084)                       93,691
               384,941                         -                           -                             -
          ------------              ------------               -------------                  ------------
             1,694,023                        56                      (8,084)                       93,691


             5,454,448                    59,659                     332,778                     2,188,433
                 2,103                         -                           -                             -
          ------------              ------------               -------------                  ------------


             7,150,574                    59,715                     324,694                     2,282,124
          ------------              ------------               -------------                  ------------
          $  8,324,778              $  3,101,500               $     891,900                  $  2,282,595
          ============              ============               =============                  ============

                   PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                      STATEMENTS OF CHANGES IN NET ASSETS






                                                                                              Permanent Portfolio
                                                                                    -----------------------------------
                                                                                    Six months ended      Year ended
                                                                                      July 31, 1995    January 31, 1995
                                                                                       (Unaudited)
                                                                                    ----------------   ----------------
Operations:
  Net investment income (loss)  ..............................................         $  1,174,204       $  1,990,773
  Net realized gain (loss) on investments  ...................................            1,309,082           (209,558)
  Net realized gain on foreign currency transactions  ........................              384,941            425,151
  Change in unrealized appreciation (depreciation) of investments  ...........            5,454,448         (5,998,661)
  Change in unrealized appreciation on translation of
     assets and liabilities in foreign currencies  ...........................                2,103             27,793
                                                                                       ------------       ------------
Net increase (decrease) in net assets resulting from operations                           8,324,778         (3,764,502)

Equalization on shares issued and redeemed:  .................................             (404,459)            46,544

Distribution to shareholders from:
  Net investment income  .....................................................                    -           (949,685)
  Net realized gain on investments  ..........................................                    -                  -

Capital stock transactions exclusive of amounts allocated to undistributed
  net investment income (Note 6):  ...........................................           (3,763,555)        (2,765,425)
                                                                                       ------------       ------------
  Net increase (decrease) in net assets                                                   4,156,764         (7,433,068)

  Net assets at beginning  of period                                                     71,609,645         79,042,713
                                                                                       ------------       ------------

  Net assets at end of period (including  undistributed  net investment income of $7,125,259 and $6,530,118; $4,974,377 and $4,095,285; $2,082,836 and
    $2,043,196; $37,332 and $36,965, respectively)                                     $ 75,766,409       $ 71,609,645
                                                                                       ============       ============























                            See accompanying notes.

         Treasury Bill Portfolio                  Versatile Bond Portfolio              Aggressive Growth Portfolio
------------------------------------       -----------------------------------   --------------------------------------
Six months ended       Year ended          Six months ended      Year ended      Six months ended        Year ended
 July 31, 1995      January 31, 1995        July 31, 1995     January 31, 1995    July 31, 1995        January 31, 1995
  (Unaudited)                                (Unaudited)                           (Unaudited)
----------------    ----------------       ----------------   ----------------   ----------------      ----------------

  $  3,041,785       $   4,472,190         $    567,206        $  1,093,206       $       471           $    (2,937)
            56             (12,823)              (8,084)           (134,484)           93,691               413,502
             -                   -                    -                   -                 -                     -
        59,659              20,468              332,778            (286,684)        2,188,433              (665,360)

             -                   -                    -                   -                 -                     -
  ------------       -------------         ------------        ------------       -----------           -----------
     3,101,500           4,479,835              891,900             672,038         2,282,595              (254,795)

      (467,656)         (3,116,665)            (101,659)         (1,606,019)              729                  (384)


             -          (1,179,051)                   -            (578,352)                -                (6,071)
             -                   -                    -              (4,906)                -                (4,047)


    (6,751,583)        (12,488,118)            (725,014)        (11,935,372)          248,946              (178,351)
  ------------       -------------         ------------        ------------       -----------           -----------
    (4,117,739)        (12,303,999)              65,227         (13,452,611)        2,532,270              (443,648)

   121,665,934         133,969,933           22,229,381          35,681,992         6,757,542             7,201,190
  ------------       -------------         ------------        ------------       -----------           -----------



  $117,548,195       $ 121,665,934         $ 22,294,608        $ 22,229,381       $ 9,289,812           $ 6,757,542
  ============       =============         ============        ============       ===========           ===========



                   PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                            THE PERMANENT PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                July 31, 1995
                                  (Unaudited)



     Quantity                                                                                            Market Value
-----------------                                                                                        ------------

                     GOLD ASSETS - 20.73% of Total Net Assets
  15,586 Troy Oz.     Gold bullion (a)  .........................................................        $  5,958,614

  24,757 Coins        One-ounce gold coins (a) ..................................................           9,731,977

   1,045 Units        United States Gold Trust (a)(c) ...........................................              16,026
                                                                                                         ------------
                      Total Gold Assets (Cost $16,483,261)                                               $ 15,706,617
                                                                                                         ------------
                     SILVER ASSETS - 4.68% of Total Net Assets
 446,824 Troy Oz.     Silver bullion (a) ........................................................        $  2,247,970

     379 Bags         Silver coins (a) ..........................................................           1,299,176
                                                                                                         ------------
                         Total Silver Assets (Cost $4,643,504)                                           $  3,547,146
                                                                                                         ------------

Principal Amount     SWISS FRANC ASSETS - 9.48% of Total Net Assets
----------------
  SF   388,993        Swiss francs in interest-bearing bank accounts ............................        $    338,108
                                                                                                         ------------
  SF 3,700,000        5.250% Swiss Confederation bonds, 02-11-98 ................................           3,334,985
  SF 4,000,000        4.000% Swiss Confederation bonds, 03-10-99 ................................           3,508,040
                                                                                                         ------------
                         Total Swiss Confederation bonds                                                    6,843,025
                                                                                                         ------------
                         Total Swiss Franc Assets (Cost $5,677,673)                                      $  7,181,133
                                                                                                         ------------

        Number       STOCKS OF UNITED STATES AND FOREIGN REAL ESTATE AND NATURAL
      Of Shares      RESOURCE COMPANIES - 15.07% of Total Net Assets
      ---------
                     NATURAL RESOURCES -  5.49% of Total Net Assets
        14,300        Broken Hill Proprietary, Ltd. .............................................        $   820,463
        12,000        Burlington Resources ......................................................            466,500
        17,200        Cypress Amax Minerals Company  ............................................            479,450
        58,000        Forest Oil Corporation (a) ................................................            145,000
        12,000        Inco, Ltd. ................................................................            406,500
        40,000        Pogo Producing Company ....................................................            885,000
        25,600        Santa Fe Energy Resources, Inc. (a)  ......................................            240,000
        60,000        Westmoreland Coal Company (a) .............................................            247,500
        10,000        Weyerhaeuser Company  .....................................................            467,500
                                                                                                         -----------
                                                                                                         $ 4,157,913













                          Continued on following page.

                   PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                            THE PERMANENT PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                July 31, 1995
                                  (Unaudited)


   Number
  Of Shares                                                                                            Market Value
  ---------                                                                                            ------------
                    REAL ESTATE - 9.58% of Total Net Assets
  14,500              BRE Properties, Inc. Class A ..............................................       $   456,750
  13,000              Burnham Pacific Properties, Inc. ..........................................           185,250
  19,000              Federal Realty Investment Trust ...........................................           413,250
  49,000              First Union Real Estate Investments .......................................           367,500
  29,700              HRE Properties ............................................................           404,663
  47,000              IRT Property Company ......................................................           475,875
  34,200              MGI Properties ............................................................           500,175
  21,000              New Plan Realty Trust .....................................................           456,750
  20,100              Pennsylvania Real Estate Investment Trust .................................           417,075
  27,600              Real Estate Investment Trust of California ................................           451,950
  55,000              Security Capital Pacific Trust ............................................           996,875
  24,900              Texas Pacific Land Trust ..................................................           656,738
  47,200              United Dominion Realty Trust, Inc. ........................................           672,600
  25,500              Washington Real Estate Investment Trust ...................................           363,375
  37,300              Western Investment Real Estate Trust ......................................           438,275
                                                                                                        -----------
                                                                                                        $ 7,257,101
                                                                                                        -----------
                         Total Stocks of United States and Foreign Real Estate and Natural
                         Resource Companies (Cost $8,741,559)                                           $11,415,014
                                                                                                        -----------

                     AGGRESSIVE  GROWTH STOCK  INVESTMENTS,  INCLUDING AN INVESTMENT
                     IN AN AFFILIATE - 15.57% of Total Net Assets

                     AGGRESSIVE GROWTH STOCK INVESTMENTS - 15.39% of Total Net Assets

                     COMPUTER SOFTWARE - 1.63% of Total Net Assets
   5,600              Autodesk, Inc.  ...........................................................       $   253,400
       1              Symantec Corporation warrant (a)(e)  ......................................           984,290
                                                                                                        -----------
                                                                                                        $ 1,237,690
                     CONSTRUCTION - .21% of Total Net Assets
  16,900              Manville Corporation warrants (a)  ........................................       $    78,163
   5,600              The Ryland Group, Inc. ....................................................            84,000
                                                                                                        -----------
                                                                                                        $   162,163














                          Continued on following page.

                   PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                            THE PERMANENT PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                July 31, 1995
                                  (Unaudited)


   Number
  Of Shares                                                                                            Market Value
  ---------                                                                                            ------------
                     DATA PROCESS1NG - .71% of Total Net Assets
   3,900              Hewlett-Packard Company ...................................................        $  303,713
   5,300              Seagate Technology, Inc. (a)  .............................................           235,188
                                                                                                         ----------
                                                                                                         $  538,901
                     ELECTRICAL AND ELECTRONICS - 3.55% of Total Net Assets
  30,600              DSC Communications Corporation (a)  .......................................        $1,644,750
  10,000              Intel Corporation  ........................................................           650,000
  14,500              National Semiconductor Corporation (a) ....................................           391,500
                                                                                                         ----------
                                                                                                         $2,686,250
                     ENTERTAINMENT AND LEISURE - 2.38% of Total Net Assets
   2,500              The Walt Disney Company  ..................................................        $  146,563
   4,500              Harcourt General, Inc.  ...................................................           202,500
  24,000              Harrah's Entertainment, Inc. (a)  .........................................           645,000
  12,000              Promus Hotel Corporation (a) ..............................................           295,500
  12,600              Sizzler International, Inc.  ..............................................            77,175
   2,100              Tribune Company  ..........................................................           134,138
   5,900              Viacom, Inc. Class A (a) ..................................................           300,163
                                                                                                         ----------
                                                                                                         $1,801,039
                     FINANCIAL SERVICES - .81% of Total Net Assets
   3,000              Bank of New York, Inc. warrants (a)   .....................................        $   67,125
   6,215              Bank of Petaluma (a) ......................................................            72,249
   3,198              The Bear Stearns Companies, Inc.  .........................................            70,756
   8,737              The Charles Schwab Corporation  ...........................................           402,994
                                                                                                         ----------
                                                                                                         $  613,124
                     MANUFACTURING - 2.59% of Total Net Assets
  23,000              Collins Industries, Inc. warrants (a)  ....................................        $      719
   1,100              Dana Corporation  .........................................................            32,450
  20,000              Harley-Davidson, Inc. .....................................................           557,500
   5,100              Harnischfeger Industries, Inc. ............................................           191,250
   3,500              Illinois Tool Works, Inc.  ................................................           206,500
   8,495              Mattel, Inc.  .............................................................           239,984
   2,000              Nacco Industries, Inc. Class A  ...........................................           122,500
   8,000              Nacco Industries, Inc. Class B  ...........................................           490,000
   3,000              Parker Hannifin Corporation  ..............................................           122,250
                                                                                                         ----------
                                                                                                         $1,963,153







                          Continued on following page.

                   PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                            THE PERMANENT PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                July 31, 1995
                                  (Unaudited)


   Number
  Of Shares                                                                                            Market Value
  ---------                                                                                            ------------
                    OIL AND OILFIELD SERVICES - .15% of Total Net Assets
   8,300             Parker Drilling Company (a)  ...............................................       $    45,650
  18,200             Wainoco Oil Corporation (a)  ...............................................            65,975
                                                                                                        -----------
                                                                                                        $   111,625

                    PHARMACEUTICALS - .90% of Total Net Assets
  10,000             Abbott Laboratories  .......................................................       $   400,000
   1,200             Biogen, Inc. (a)  ..........................................................            55,200
   1,441             Chiron Corporation (a)  ....................................................           113,839
   7,000             Genzyme Corporation warrants (a)  ..........................................           116,375
                                                                                                        -----------
                                                                                                        $   685,414
                    TRANSPORTATION - .77% of Total Net Assets
   7,300             Atlantic Southeast Airlines, Inc.  .........................................       $   338,250
   4,600             Kansas City Southern Industries, Inc.  .....................................           170,775
   3,700             M.S. Carriers, Inc. (a)  ...................................................            75,850
                                                                                                        -----------
                                                                                                        $   584,875
                    MISCELLANEOUS - 1.69% of Total Net Assets
   6,200             Air Products and Chemicals, Inc.  ..........................................       $   347,200
   8,000             Bethlehem Steel Corporation (a)  ...........................................           126,000
   2,800             Browning-Ferris Industries, Inc. ...........................................           108,150
   7,490             Lockheed Martin Corporation  ...............................................           470,934
   2,800             Temple-Inland, Inc.  .......................................................           144,900
   2,900             Toys "R" Us, Inc. (a)  .....................................................            81,200
                                                                                                        -----------
                                                                                                        $ 1,278,384
                                                                                                        -----------
                                                                                                        $11,662,618
                                                                                                        -----------
                    INVESTMENT IN AN AFFILIATE - .18% of Total Net Assets
     100             World Money Securities, Inc. (a)(b)(e)  ....................................       $   139,313
                                                                                                        -----------
                                                                                                        $   139,313
                                                                                                        -----------
                      Total Aggressive Growth Stock Investments (Cost$5,163,746),
                      including an Investment in an Affiliate                                           $11,801,931
                                                                                                        -----------











                          Continued on following page.

                   PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                            THE PERMANENT PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                July 31, 1995
                                  (Unaudited)



  Principal Amount                                                                                       Market Value
  ----------------                                                                                       ------------
                     UNITED STATES TREASURY SECURITIES - 32.25% of Total Net Assets
   $41,000,000        United States Stripped Principal Only Treasury bonds 7.200%, 05-15-18 (f)..        $  8,168,020
       800,000        United States Treasury bonds 6.250%, 08-15-23  ............................             735,640
     1,400,000        United States Treasury notes 9.500%, 11-15-95 .............................           1,415,218
     2,000,000        United States Treasury notes 4.250%, 12-31-95 .............................           1,989,100
     1,000,000        United States Treasury notes 5.125%, 03-31-96 .............................             996,250
     2,000,000        United States Treasury notes 6.750%, 02-28-97 .............................           2,027,620
     1,000,000        United States Treasury notes 6.125%, 05-31-97  ............................           1,004,060
     3,000,000        United States Treasury notes 7.750%, 01-31-00  ............................           3,181,170
     2,455,000        United States Treasury bills 3.480%, 08-03-95 (f)  ........................           2,454,288
     2,600,000        United States Treasury bills 5.330%, 07-25-96 (f)  ........................           2,461,420
                                                                                                         ------------
                        Total United States Treasury Securities (Cost $27,691,478)                       $ 24,432,786
                                                                                                         ------------
                        Total Portfolio - 97.78% of total net assets (identified cost $68,401,221) (d)   $ 74,084,627
                        Other assets, less liabilities (2.22% of total net assets)                          1,681,782
                                                                                                         ------------
                        Net assets applicable to outstanding shares                                      $ 75,766,409
                                                                                                         ============

                        Note:(a) Non-income producing.
                             (b) Restricted security.
                             (c) Affiliated investment trust.
                             (d) Aggregate cost for Federal income tax purposes was $62,812,178.
                             (e) Market value determined by the Board of Directors.
                             (f) Interest rate represents yield to maturity.


















                            See accompanying notes.

                   PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                          THE TREASURY BILL PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                July 31, 1995
                                  (Unaudited)



    Principal Amount                                                                                      Market Value
    ----------------                                                                                      ------------
                     UNITED STATES TREASURY SECURITIES - 98.66% of Total Net Assets
     $23,000,000      United States Treasury notes 4.625%, 08-15-95 .............................        $  22,997,010
      23,000,000      United States Treasury notes 3.875%, 08-31-95 .............................           22,972,170
      22,000,000      United States Treasury notes 3.875%, 09-30-95 .............................           21,942,360
      26,000,000      United States Treasury notes 8.625%, 10-15-95 .............................           26,156,000
      22,000,000      United States Treasury notes 3.875%, 10-31-95 .............................           21,910,900
                                                                                                         -------------
                        Total Portfolio - 98.66% of total net assets (identified cost $115,927,901) (a)  $ 115,978,440
                        Other assets, less liabilities (1.34% of total net assets)                           1,569,755
                                                                                                         -------------
                        Net assets applicable to outstanding shares                                      $ 117,548,195
                                                                                                         =============

                        Note:(a) Aggregate cost for Federal income tax purposes.




































                            See accompanying notes.

                   PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                          THE VERSATILE BOND PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                July 31, 1995
                                  (Unaudited)


   Principal Amount                                                                                      Market Value
   ----------------                                                                                      ------------
                     CORPORATE BONDS - 96.43% of Total Net Assets

                     AEROSPACE - 4.55% of Total Net Assets
     $1,000,000       8.375% Boeing Company, 03-01-96  ..........................................        $  1,013,640
                                                                                                         ------------
                                                                                                         $  1,013,640
                     BEVERAGES - 10.35% of Total Net Assets
      1,275,000       7.750% Coca-Cola Company, 02-15-96  .......................................        $  1,287,419
      1,000,000       7.875% PepsiCo, Inc., 08-15-96 ............................................           1,019,130
                                                                                                         ------------
                                                                                                         $  2,306,549
                     CHEMICALS - 4.61% of Total Net Assets
      1,000,000       8.450% DuPont EI DeNemours & Company, 10-15-96  ...........................        $  1,026,900
                                                                                                         ------------
                                                                                                         $  1,026,900
                     CONGLOMERATES - 4.47% of Total Net Assets
      1,000,000       5.250% ITT Corporation, 02-15-96  .........................................        $    996,820
                                                                                                         ------------
                                                                                                         $    996,820
                     ENVIRONMENTAL - 4.50% of Total Net Assets
      1,000,000       6.375% WMX Technologies, Inc., 07-01-97 ...................................        $  1,002,640
                                                                                                         ------------
                                                                                                         $  1,002,640
                     FINANCIAL SERVICES - 18.20% of Total Net Assets
      1,000,000       7.375% American General Finance Corporation, 11-15-96  ....................        $  1,016,260
      1,000,000       6.875% Associates Corporation of North America, 01-15-97  .................           1,009,620
      1,000,000       7.125% CIT Group Holdings, Inc., 11-15-96  ................................           1,011,990
      1,000,000       7.900% International Lease Finance Company, 10-01-96  .....................           1,019,210
                                                                                                         ------------
                                                                                                         $  4,057,080






















                          Continued on following page.

                   PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                          THE VERSATILE BOND PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                July 31, 1995
                                  (Unaudited)


    Principal Amount                                                                                     Market Value
    ----------------                                                                                     ------------
                     MEDICAL EQUIPMENT - 10.18% of Total Net Assets
     $1,000,000       8.375% Becton, Dickinson & Company, 06-01-96  .............................        $  1,018,940
      1,250,000       8.500% Johnson & Johnson Company, 08-15-95  ...............................           1,251,300
                                                                                                         ------------
                                                                                                         $  2,270,240
                     OIL AND GAS - 4.49% of Total Net Assets
      1,000,000       7.000% Shell Oil Company, 09-15-95 ........................................        $  1,001,480
                                                                                                         ------------
                                                                                                         $  1,001,480
                     PHARMACEUTICALS - 9.05% of Total Net Assets
      1,000,000       7.750% Merck & Company, 05-01-96 ..........................................        $  1,013,100
      1,000,000       6.500% Pfizer, Inc., 02-01-97  ............................................           1,005,620
                                                                                                         ------------
                                                                                                         $  2,018,720
                     TELECOMMUNICATIONS - 16.95% of Total Net Assets
      1,500,000       4.500% AT&T Corporation, 02-15-96  ........................................        $  1,489,020
      1,000,000       7.500% Pacific Northwest Bell Telephone Company, 12-01-96  ................           1,017,990
      1,250,000       8.300% Southwestern Bell Telephone Company, 06-01-96  .....................           1,272,725
                                                                                                         ------------
                                                                                                         $  3,779,735
                     TOBACCO - 4.60% of Total Net Assets
      1,000,000       8.875% Philip Morris Companies, Inc., 07-01-96  ...........................        $  1,025,100
                                                                                                         ------------
                                                                                                         $  1,025,100
                     UTILITIES - 4.48% of Total Net Assets
      1,000,000       6.125% Southern California Edison Company, 07-15-97  ......................        $    998,590
                                                                                                         ------------
                                                                                                         $    998,590
                                                                                                         ------------
                        Total Corporate Bonds (Cost $21,386,689)                                         $ 21,497,494
                                                                                                         ------------

                     UNITED STATES TREASURY SECURITIES - 1.80% of Total Net Assets
        400,000       United States Treasury notes 6.125%, 05-31-97  ............................        $    401,624
                                                                                                         ------------
                        Total United States Treasury Securities (Cost $403,470)                          $    401,624
                                                                                                         ------------
                        Total Portfolio - 98.23% of total net assets (identified cost $21,790,159)(a)    $ 21,899,118
                        Other assets, less liabilities (1.77% of total net assets)                            395,490
                                                                                                         ------------
                        Net assets applicable to outstanding shares                                      $ 22,294,608
                                                                                                         ============

                        Note:    (a) Aggregate cost for Federal income tax purposes.

















                            See accompanying notes.

                   PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                        THE AGGRESSIVE GROWTH PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                July 31, 1995
                                  (Unaudited)



   Number
  Of Shares                                                                                            Market Value
  ---------                                                                                            ------------
                     AGGRESSIVE GROWTH STOCK INVESTMENTS - 99.59% of Total Net Assets

                     CHEMICALS - 5.47% of Total Net Assets
   6,000              Air Products and Chemicals, Inc. ..........................................        $  336,000
   6,400              Wellman, Inc. .............................................................           172,000
                                                                                                         ----------
                                                                                                         $  508,000
                     COMPUTER SOFTWARE - 5.18% of Total Net Assets
   6,100              Autodesk, Inc. ............................................................        $  276,025
   2,800              Computer Associates International, Inc. ...................................           205,450
                                                                                                         ----------
                                                                                                         $  481,475
                     CONSTRUCTION - 5.03% of Total Net Assets
   5,200              Fluor Corporation .........................................................        $  293,800
  20,000              Manville Corporation warrants (a)  ........................................            92,500
   5,400              The Ryland Group, Inc. ....................................................            81,000
                                                                                                         ----------
                                                                                                         $  467,300
                     DATA PROCESSING - 9.50% of Total Net Assets
   8,500              AST Research, Inc. (a) ....................................................        $  130,688
   5,500              Hewlett-Packard Company ...................................................           428,313
   7,300              Seagate Technology, Inc. (a) ..............................................           323,938
                                                                                                         ----------
                                                                                                         $  882,939
                     ELECTRICAL & ELECTRONICS - 10.25% of Total Net Assets
   6,200              DSC Communications Corporation (a) ........................................        $  333,250
   5,700              Intel Corporation .........................................................           370,500
   9,200              National Semiconductor Corporation (a) ....................................           248,400
                                                                                                         ----------
                                                                                                         $  952,150
                     ENTERTAINMENT AND LEISURE - 10.49% of Total Net Assets
   3,700              The Walt Disney Company ...................................................        $  216,913
   5,100              Harcourt General, Inc. ....................................................           229,500
  13,000              Sizzler International, Inc. ...............................................            79,625
   3,200              Tribune Company  ..........................................................           204,400
   4,800              Viacom, Inc. Class A (a) ..................................................           244,200
                                                                                                         ----------
                                                                                                         $  974,638
                     FINANCIAL SERVICES - 13.91% of Total Net Assets
   2,600              Bank of New York, Inc. warrants (a)  ......................................        $   58,170
  14,679              The Bear Stearns Companies, Inc. ..........................................           324,773
   2,800              Morgan Stanley Group, Inc. ................................................           234,150
  10,800              The Charles Schwab Corporation ............................................           498,150
   5,000              State Street Boston Corporation ...........................................           176,875
                                                                                                         ----------
                                                                                                         $1,292,118
                     MANUFACTURING - 12.55% of Total Net Assets
   8,400              Dana Corporation  .........................................................        $  247,800
   6,900              Harnischfeger Industries, Inc. ............................................           258,750
   4,300              Illinois Tool Works, Inc. .................................................           253,700
   6,987              Mattel, Inc. ..............................................................           197,383
   5,100              Parker Hannifin Corporation ...............................................           207,825
                                                                                                         ----------
                                                                                                         $1,165,458


                          Continued on following page.

                   PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                        THE AGGRESSIVE GROWTH PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                July 31, 1995
                                  (Unaudited)


   Number
 Of Shares                                                                                             Market Value
 ---------                                                                                             ------------
                     PHARMACEUTICALS - 6.71% of Total Net Assets
   2,800              Amgen, Inc. (a)  ..........................................................        $  238,350
   6,200              Biogen, Inc.  (a) .........................................................           285,200
   6,000              Genzyme Corporation warrants (a)  .........................................            99,750
                                                                                                         ----------
                                                                                                         $  623,300
                     RETAIL - 3.12% of Total Net Assets
  11,800              Price/Costco, Inc. (a) ....................................................        $  211,663
   2,800              Toys "R" Us, Inc. (a) .....................................................            78,400
                                                                                                         ----------
                                                                                                         $  290,063
                     TRANSPORTATION - 7.91% of Total Net Assets
   4,900              Kansas City Southern Industries, Inc. .....................................        $  181,913
   7,100              M.S. Carriers, Inc. (a) ...................................................           145,550
  37,500              Mesa Airlines, Inc. (a)  ..................................................           407,813
                                                                                                         ----------
                                                                                                         $  735,276
                     MISCELLANEOUS - 9.47% of Total Net Assets
   7,500              Bethlehem Steel Corporation (a) ...........................................        $  118,125
   4,700              Browning-Ferris Industries, Inc. ..........................................           181,538
   6,100              Lockheed Martin Corporation  ..............................................           383,538
   8,400              Parking Drilling Company (a)  .............................................            46,200
   2,900              Temple-Inland, Inc. .......................................................           150,075
                                                                                                         ----------
                                                                                                         $  879,476
                                                                                                         ----------

                        Total Aggressive Growth Stock Investments (Cost $5,957,941)                      $9,252,193
                                                                                                         ----------

 Principal Amount
 ----------------
                     UNITED STATES TREASURY SECURITIES - 2.64% of Total Net Assets
   $245,000           United States Treasury bills 3.480%, 08-03-95 (c) .........................        $  244,929
                                                                                                         ----------
                        Total United States Treasury Securities (Cost $244,929)                          $  244,929
                                                                                                         ----------
                        Total Portfolio - 102.23% of total net assets (identified cost $6,202,870)(b)    $9,497,122
                        Liabilities, less other assets (2.23% of total net assets)                         (207,310)
                                                                                                         ----------
                        Net assets applicable to outstanding shares                                      $9,289,812
                                                                                                         ==========

                        Note:(a) Non-income producing.
                             (b) Aggregate cost for Federal income tax purposes.
                             (c) Interest rate represents yield to maturity.





                            See accompanying notes.

                   PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                         NOTES TO FINANCIAL STATEMENTS
                                July 31, 1995
                                 (Unaudited)




1.   SIGNIFICANT ACCOUNTING POLICIES
     Permanent Portfolio Family of Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a no-load, open-end, series management investment company. The Fund commenced operations as the Permanent Portfolio, the Treasury Bill Portfolio, the Versatile Bond Portfolio and the Aggressive Growth Portfolio on January 8, 1982, May 26, 1987, September 27, 1991 and January 2, 1990, respectively. Investment operations in the Permanent Portfolio, the Treasury Bill Portfolio, the Versatile Bond Portfolio and the Aggressive Growth Portfolio commenced on December 1, 1982, September 21, 1987, November 12, 1991 and May 16, 1990, respectively.

     Valuation of investments
     Investments are valued at market. Securities for which market quotations are readily available are valued at the latest sale price. Unlisted securities or securities for which the most active market is over-the-counter are valued at the mean between the closing bid and asked prices. Swiss francs are valued at the closing spot price on the International Monetary Market. Swiss Confederation bonds are valued at the closing price in Zurich, Switzerland, converted into U.S. dollars at 4 p.m. (Eastern Time). Investments in gold and silver are valued based on the closing spot prices on the New York Commodity Exchange. Short-term securities are valued at market daily. Investments for which there is no active market are valued at fair value as determined by the Board of Directors. At July 31, 1995, two investments in the Permanent Portfolio (1.48% of total net assets) were so valued.

     Investment transactions and investment income
     Investment transactions are accounted for on the date of purchase, sale or maturity. Interest income is accrued daily and includes amortization of any premium and discount for financial and tax reporting purposes. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions and unrealized appreciation or depreciation of investments are recorded on an identified cost basis for financial and tax reporting purposes.

     For the six months ended July 31, 1995, investment income was earned as follows:

                                                 Permanent       Treasury Bill     Versatile Bond    Aggressive Growth
                                                 Portfolio         Portfolio          Portfolio           Portfolio
                                               ------------      -------------     --------------    -----------------
     Interest on:
       Corporate bonds                         $     36,871       $          -     $    641,295        $         -
       Swiss franc assets                           201,387                  -                -                  -
       United States Treasury securities          1,024,680          3,441,456            6,437                  -
       Other investments                             24,872             16,734            8,952              9,136
     Dividends                                      338,365                  -                -             37,472
                                               ------------       ------------     ------------        -----------
       Total                                   $  1,626,175       $  3,458,190     $    656,684        $    46,608
                                               ============       ============     ============        ===========


     Translation of foreign currencies
     Amounts denominated in or expected to settle in foreign currencies are translated into U.S. dollars on the following basis: (i) market value of investment securities and other assets and liabilities are translated at the closing rate of exchange at July 31, 1995; and (ii) purchases and sales of investment securities, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.



                          Continued on following page.

                   PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                         NOTES TO FINANCIAL STATEMENTS
                                July 31, 1995
                                  (Unaudited)




     During the year ended January 31, 1995, the Fund adopted Statement of Position 93-4 "Foreign Currency Accounting and Financial Statement Presentation for Investment Companies." Accordingly, beginning February 1, 1994, the Fund began separately reporting the portions of the results of operations attributable to the effect of changes in foreign exchange rates on the value of investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies; foreign currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books verses the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains arise from changes in the exchange rate applicable to cash, receivables and liabilities denominated in foreign currencies at July 31, 1995.

     Federal income taxes
     Each of the Fund's Portfolios intends to continue to be treated as a separate regulated investment company under Subchapter M of the United States Internal Revenue Code of 1986, as amended (the "Code"). No provision has been made for United States income taxes, as each Portfolio intends to declare necessary dividend distributions from investment company taxable income to its shareholders prior to October 15, 1995, so as to maintain its qualification as a regulated investment company for the year ended January 31,1995 pursuant to the requirements of the Code. Such distributions will be approximately $1,600,000, $2,900,000, $679,000 and $25,000 for the
     Permanent Portfolio, the Treasury Bill Portfolio, the Versatile Bond Portfolio and the Aggressive Growth Portfolio, respectively.

     At July 31, 1995, capital loss carryforwards available to offset future realized gains, if any, aggregate approximately: $696,000 in the Permanent Portfolio, of which $57,000, $40,000 and $599,000 expire on January 31, 1999, January 31, 2002 and January 31, 2003, respectively; $144,000 in the Treasury Bill Portfolio, of which $4,000, $99,000 and $41,000 expire on January 31, 2001, January 31, 2002 and January 31, 2003, respectively; and $102,000 in the Versatile Bond Portfolio which expires on January 31, 2003. There were no capital loss carryforwards in the Aggressive Growth Portfolio. Additionally, net capital losses of approximately $4,000 and $33,000 in the Treasury Bill Portfolio and the Versatile Bond Portfolio, respectively, are attributable to investment transactions that occurred after October 31, 1994 and are recognized for Federal income tax purposes as arising on February 1, 1995, the first day of each of the Portfolio's next taxable year.

     Distributions
     Distributions to shareholders from net investment income and realized gain on investments, if any, are recorded on the ex-dividend date. The amount of such distributions are determined in accordance with the Code which may differ from generally accepted accounting principles. These differences result primarily from different treatment of net investment income and realized gains on certain investment securities held by the Fund's Portfolios. During the six months ended July 31, 1995, the Fund reclassified from undistributed net investment income to paid-in capital, certain book and tax basis differences relating to shareholder distributions,  totaling  $174,604,  $1,695,037,  $425,907 and $833 for the
     Permanent Portfolio, the Treasury Bill Portfolio, the Versatile Bond Portfolio and the Aggressive Growth Portfolio, respectively. At July 31, 1995, undistributed net investment income exceeds amounts distributable under the Fund's distribution policy referred to above by approximately $5,500,000, $2,000,000, $1,400,000 and $12,000 for the Permanent Portfolio,
     the Treasury Bill Portfolio, the Versatile Bond Portfolio and the Aggressive Growth Portfolio, respectively.

                          Continued on following page.

                   PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                         NOTES TO FINANCIAL STATEMENTS
                                July 31, 1995
                                  (Unaudited)




     Equalization
     The Fund follows the accounting practice of equalization, by which a portion of the proceeds from sales and a portion of the costs of redemptions of shares of capital stock are allocated to undistributed net investment income. The effect of this practice is to prevent the calculation of net investment income per share from being affected by sales or redemptions of shares in each Portfolio, and for periods of net issuances of shares, allows undistributed net investment income to exceed distributable investment company taxable income.

2.   INVESTMENTS IN AFFILIATED ISSUERS
     During fiscal year 1990, the Permanent Portfolio acquired from World Money Managers, the Fund's investment adviser and distributor for that Portfolio, a 100% interest in World Money Securities, Inc. ("WMS"), a registered broker-dealer and distributor for the Fund's Treasury Bill Portfolio, Versatile Bond Portfolio and Aggressive Growth Portfolio.

     Additional investments may be made, provided that the cost of all investments does not exceed 1% of the net assets of the Permanent Portfolio at the date of the additional investment. At July 31, 1995, the cost basis of the investment was $924,881 and the investment was valued at $139,313 (0.18% of total net assets) which approximates fair value as determined by the Board of Directors. The Permanent Portfolio did not receive any dividends or interest from WMS, an illiquid, restricted security, during the six months ended July 31, 1995. At present asset levels, no additional investments by the Permanent Portfolio are permitted in WMS.

     The Permanent Portfolio held 1,045 units of United States Gold Trust, an affiliated investment trust, resulting in net unrealized depreciation of $174 at July 31, 1995. The Permanent Portfolio received no income from this investment during the six months ended July 31, 1995. Commissions paid to WMS relating to purchases and sales of these units aggregated $4,707 during the six months ended July 31, 1995.

3.   INVESTMENT ADVISORY CONTRACT
     In accordance with the terms of an Investment Advisory Contract (the "Contract"), World Money Managers receives monthly, a comprehensive advisory fee computed at the following annual rate: (i) for each Portfolio, 1/4 of 1% of the first $200 million of the Portfolio's average daily net assets; plus (ii) for the Fund as a whole: 7/8 of 1% of the first $200 million of the Fund's average daily net assets; 13/16 of 1% of the next $200 million of the Fund's average daily net assets; 3/4 of 1% of the next $200 million of the Fund's average daily net assets; and 11/16 of 1% of the Fund's average daily net assets in excess of $600 million, such fee for the Fund as a whole to be allocated among the Portfolios in proportion to their net assets. Effective January 1, 1995, the investment adviser has voluntarily agreed to continue to waive for at least the current calendar year ending December 31, 1995, portions of the advisory fee allocable to the Treasury Bill Portfolio and to the Versatile Bond Portfolio to the extent that either Portfolio's total advisory fee otherwise would exceed an annual rate of 5/8 of 1%, in the case of the Treasury Bill Portfolio, or 3/4 of 1%, in the case of the Versatile Bond Portfolio, of the respective Portfolio's average daily net assets. Thereafter, the investment adviser reserves the right to revoke, reduce or change the waiver prospectively upon five days' written notice to the Fund.

                          Continued on following page.

                   PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                         NOTES TO FINANCIAL STATEMENTS
                                July 31, 1995
                                  (Unaudited)





     All fees and expenses directly attributable to a Portfolio are borne entirely by that Portfolio; all other such fees and expenses are allocated among the Fund's Portfolios in proportion to their net assets. Except for the comprehensive advisory fee, the fees and expenses of the Fund's independent directors, excise taxes and extraordinary expenses as defined by the Contract, World Money Managers pays or reimburses the Fund for substantially all of the Fund's ordinary operating expenses out of its comprehensive advisory fee.

     World Money Managers is a limited partnership of which one of the general partners is the President and a director of the Fund and the other general partner is a corporation wholly owned by the same individual.

4.   PURCHASES AND SALES OF SECURITIES
     The following is a summary of purchases and sales of securities other than short-term securities for the six months ended July 31, 1995:

                                                   Permanent     Treasury Bill     Versatile Bond  Aggressive Growth
                                                   Portfolio       Portfolio          Portfolio         Portfolio
                                                  -----------    -------------     --------------  -----------------
      Purchases................................   $ 2,280,193        None           $ 4,890,924      $  1,649,221
      Sales....................................     6,004,219        None             6,057,017         1,405,650


5.   NET UNREALIZED APPRECIATION OF INVESTMENTS

     The following is a summary of net unrealized appreciation of investments at July 31, 1995 for federal income tax purposes:
                                                   Permanent    Treasury Bill      Versatile Bond  Aggressive Growth
                                                   Portfolio      Portfolio          Portfolio         Portfolio
                                                  -------------  -------------     --------------  -----------------
     Aggregate gross unrealized appreciation of
     investments with excess of value over tax cost:
      Investments in securities of
      unaffiliated issuers ....................   $  14,928,974    $  54,002        $  140,651        $ 3,302,852
      Investments other than securities........         208,184            -                 -                  -
                                                  -------------    ---------        ----------        -----------
                                                     15,137,158       54,002           140,651          3,302,852
     Aggregate gross  unrealized  depreciation of
     investments with excess of tax cost over value:
      Investments in securities of unaffiliated
      issuers .................................      (1,024,459)      (3,463)          (31,692)            (8,600)
      Investments other than securities........      (2,054,682)           -                 -                  -
      Investment in an affiliated issuer.......        (785,568)           -                 -                  -
                                                  -------------    ---------        ----------        -----------
                                                     (3,864,709)      (3,463)          (31,692)            (8,600)
                                                  -------------    ---------        ----------        -----------
      Net unrealized appreciation
       on investments                             $  11,272,449    $  50,539        $  108,959        $ 3,294,252
                                                  =============    =========        ==========        ===========












                          Continued on following page.

                   PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                         NOTES TO FINANCIAL STATEMENTS
                                July 31, 1995
                                  (Unaudited)

6.   CAPITAL STOCK TRANSACTIONS

     Transactions  in shares of each  Portfolio's  capital  stock  exclusive  of amounts  allocated to undistributed  net investment  income were as follows for the the period and year ended:
                                                                       Permanent Portfolio
                                      ---------------------------------------------------------------------------------
                                          Six months ended July 31, 1995                Year ended January 31, 1995
                                      ----------------------------------------    -------------------------------------
                                           Shares               Dollars                  Shares             Dollars
                                      ----------------    --------------------    -------------------  ----------------
     Shares sold......................     134,962           $  2,161,008                516,273         $  7,024,021
     Distributions reinvested.........           -                      -                 54,412              880,926
                                         ---------           ------------             ----------         ------------
                                           134,962              2,161,008                570,685            7,904,947

     Shares redeemed..................    (375,477)            (5,924,563)              (737,073)         (10,670,372)
                                         ---------            -----------             ----------         ------------
     Net decrease                         (240,515)          $ (3,763,555)              (166,388)        $ (2,765,425)
                                         =========           ============             ==========         ============

                                                                       Treasury Bill  Portfolio
                                      ---------------------------------------------------------------------------------
                                          Six months ended July 31, 1995                Year ended January 31, 1995
                                      ----------------------------------------    -------------------------------------
                                           Shares               Dollars                  Shares             Dollars
                                      ----------------    --------------------    -------------------  ----------------
     Shares sold......................     264,439           $ 16,576,301              3,439,873         $186,355,664
     Distributions reinvested.........           -                      -                 16,692            1,102,014
                                         ---------           ------------             ----------         ------------
                                           264,439             16,576,301              3,456,565          187,457,678

     Shares redeemed..................    (371,736)           (23,327,884)            (3,691,450)        (199,945,796)
                                         ---------           ------------             ----------         ------------
     Net decrease                         (107,297)          $ (6,751,583)              (234,885)        $(12,488,118)
                                         =========           ============             ==========         ============

                                                                       Versatile Bond  Portfolio
                                      ---------------------------------------------------------------------------------
                                          Six months ended July 31, 1995                Year ended January 31, 1995
                                      ----------------------------------------   --------------------------------------
                                           Shares               Dollars                  Shares             Dollars
                                      ----------------    --------------------   -------------------  -----------------
     Shares sold......................      48,351           $  2,368,728                221,755         $ 10,683,200
     Distributions reinvested.........           -                      -                 10,191              554,197
                                         ---------           ------------             ----------         ------------
                                            48,351              2,368,728                231,946           11,237,397

     Shares redeemed..................     (63,210)            (3,093,742)              (478,583)         (23,172,769)
                                         ---------           ------------             ----------         ------------
     Net decrease                          (14,859)          $   (725,014)              (246,637)        $(11,935,372)
                                         =========           ============             ==========         ============

                                                                       Aggressive Growth Portfolio
                                      ---------------------------------------------------------------------------------
                                          Six months ended July 31, 1995                Year ended January 31, 1995
                                      ----------------------------------------    -------------------------------------
                                           Shares               Dollars                  Shares             Dollars
                                      ----------------    --------------------    -------------------  ----------------
     Shares sold......................      53,638           $  1,940,503                 78,367         $  2,441,932
     Distributions reinvested.........           -                      -                    330                9,796
                                         ---------           ------------             ----------         ------------
                                            53,638              1,940,503                 78,697            2,451,728

     Shares redeemed..................     (47,064)            (1,691,557)               (86,044)          (2,630,079)
                                         ---------           ------------             ----------         ------------
     Net increase (decrease)                 6,574           $    248,946                 (7,347)        $   (178,351)
                                         =========           ============             ==========         ============

                          Continued on following page.

                   PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                         NOTES TO FINANCIAL STATEMENTS
                                July 31, 1995
                                  (Unaudited)




7.   LINE OF CREDIT
     On March 3, 1990, the Fund entered into a line of credit agreement with a foreign bank whereby the Permanent Portfolio may borrow up to $2,000,000 for a period not to exceed twenty-one days, for the purpose of making settlement for purchases of investments in the event that banks in the United States are not able to operate according to their normal procedures.

     Interest is charged at a base rate of 1.0% per annum above the offered rate for deposits of United States Dollars on the London Interbank Market (LIBOR) for terms substantially similar to any drawdown. The Permanent Portfolio is obligated to pay a commitment fee of 1/2% ($10,000), payable annually, on the entire commitment amount.

     The line is collateralized by United States Treasury bills having a face value of not less than 125% of the outstanding principal balance and a maturity date of not more than one year. The agreement contains certain covenants, including among other things, the Permanent Portfolio maintaining a specified net asset value of at least $60 million. During the six months ended July 31, 1995, there were no amounts outstanding under this agreement.

8.   REGULATORY  MATTERS
     By letter dated February 9, 1994, the Staff of the San Francisco District Office of the Securities and Exchange Commission advised the Fund and certain of its officers and affiliates of alleged violations of certain provisions of federal securities laws, including those relating to the Fund's advertising materials, transactions among the Fund's Portfolios, the Fund's distribution expense practices and the composition of the Fund's Board of Directors. The Staff has decided to recommend to the Commission that it authorize the filing of a civil action and the institution of public administrative proceedings seeking sanctions against certain of the Fund's officers and affiliates. Management of the Fund believes that there have been no such violations. Pursuant to Maryland law and the Fund's bylaws, the Fund has agreed to pay directly on behalf of certain officers, directors and affiliates, or to reimburse them, for certain expenses incurred by them in connection with the matter. The Fund's Permanent Portfolio, Treasury Bill Portfolio, Versatile Bond Portfolio and Aggressive Growth Portfolio so paid or reimbursed expenses of $13,946, $12,116, $898 and $423 respectively, during the six months ended July 31, 1995.

                   PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                            THE PERMANENT PORTFOLIO






Financial highlights for the Permanent Portfolio
For each share of capital stock outstanding throughout each fiscal period:
                                           Six months ended        Year ended           Year ended         Year ended
                                             July 31, 1995      January 31, 1995      January 31, 1994   January 31, 1993
                                              (Unaudited)
                                           ----------------     ----------------      ----------------   ----------------
Net asset value, beginning of period           $   16.51           $   17.55             $  15.36           $  15.21
                                               ---------           ---------             --------           --------
  Income from investment operations:
    Net investment income  ................          .27                 .64                  .44                .49
    Net realized and unrealized gains
      or losses on investments  ...........         1.71               (1.46)                1.99               (.05)
                                               ---------           ---------             --------           --------
      Total income or loss from
        investment operations                       1.98                (.82)                2.43                .44

  Less distributions from:
    Net investment income  ................            -                (.22)                (.24)              (.29)
    Net realized gain on investments  .....            -                   -                    -                  -
                                               ---------           ---------             --------           --------
      Total distributions                              -                (.22)                (.24)              (.29)
                                               ---------           ---------             --------           --------

Net asset value, end of period                 $   18.49           $   16.51             $  17.55           $  15.36
                                               =========           =========             ========           ========

Total return (1)  .........................       24.18%*            (4.65)%               15.86%              2.93%

Ratios / supplemental data:
  Net assets, end of period (in thousands)     $  75,766           $  71,610             $ 79,043           $ 65,937
                                               =========           =========             ========           ========


  Ratio of expenses to average net assets..        1.24%*              1.32%                1.21%              1.25%
  Ratio of net investment income
     to average net assets ................        3.21%*              2.63%                2.66%              3.20%
  Portfolio turnover rate .................        9.46%*             31.24%               49.51%             70.77%




*    Computed on an annualized basis.

(l) Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses except the $35 one-time account start-up fee and the $1.50 monthly account maintenance fee.

   Year ended         Year ended         Year ended         Year ended         Year ended         Year ended          Year ended
January 31, 1992   January 31, 1991   January 31, 1990   January 31, 1989   January 31, 1988   January 31, 1987    January 31, 1986

----------------   ----------------   ----------------   ----------------   ----------------   ----------------    ----------------
   $   15.10          $   15.57         $   15.00          $    14.71           $    13.66        $    11.88           $   10.82
   ---------          ---------         ---------          ----------           ----------        ----------           ---------

         .51                .64               .57                 .46                  .37               .33                 .33

         .51               (.63)                -                (.15)                 .80              1.45                 .73
   ---------          ---------         ---------          ----------           ----------        ----------           ---------

        1.02                .01               .57                 .31                 1.17              1.78                1.06


        (.91)              (.48)                -                   -                    -                 -                   -
           -                  -                 -                (.02)                (.12)                -                   -
   ---------          ---------         ---------          ----------           ----------        ----------           ---------
        (.91)              (.48)                -                (.02)                (.12)                -                   -
   ---------          ---------         ---------          ----------           ----------        ----------           ---------

   $   15.21          $   15.10         $   15.57          $    15.00           $    14.71        $    13.66           $   11.88
   =========          =========         =========          ==========           ==========        ==========           =========

       7.01%               .15%             3.80%               2.11%                8.58%            14.98%               9.80%


   $  72,312          $  80,542         $  93,663          $   97,475           $   90,177        $   72,523           $  72,941
   =========          =========         =========          ==========           ==========        ==========           =========


       1.27%              1.36%             1.17%               1.17%                1.15%             1.17%                .90%

       3.29%              4.22%             3.80%               3.00%                2.53%             2.51%               3.00%
       8.01%             31.58%            61.44%              23.87%               21.97%            30.89%              17.10%



                   PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                          THE TREASURY BILL PORTFOLIO





Financial highlights for the Treasury Bill Portfolio
For each share of capital stock outstanding throughout each fiscal period:

                                                                     Six months ended      Year ended          Year ended
                                                                       July 31, 1995    January 31, 1995    January 31, 1994
                                                                        (Unaudited)
                                                                     ----------------   ----------------    ----------------
Net asset value, beginning of period                                   $    66.40         $    64.81          $    64.45
                                                                       ----------         ----------          ----------
  Income from investment operations:
    Net investment income (2)  ...............................               1.64               2.65                1.53
    Net realized and unrealized gains or losses on investments (3)            .10               (.39)               (.09)
                                                                       ----------         ----------          ----------
      Total income from investment operations                                1.74               2.26                1.44

  Less distributions from:
    Net investment income  ...................................                  -               (.67)              (1.08)
                                                                       ----------         ----------          ----------
      Total distributions                                                       -               (.67)              (1.08)
                                                                       ----------         ----------          ----------

Net asset value, end of period                                         $    68.14         $    66.40          $    64.81
                                                                       ==========         ==========          ==========

Total return (4) .............................................              5.28%*             3.49%               2.24%

Ratios / supplemental data:
  Net assets, end of period (in thousands)  ..................         $  117,548         $  121,666          $  133,970
                                                                       ==========         ==========          ==========

  Ratio of expenses to average net assets (2)  ...............               .70%*              .82%                .72%
  Ratio of net investment income to average net assets  ......              5.12%*             3.57%               2.46%
  Portfolio turnover rate  ...................................               None               None                None



* Computed on an annualized basis.

(l) The Treasury Bill Portfolio commenced investment operations September 21, 1987.
(2) Due to the waiver of advisory fees and, effective January 1, 1991 through January 31, 1994, distribution expenses, the ratio of expenses to average net assets was reduced by .50% for the six months ended July 31, 1995 and .50%, .49%, .47%, .48%, .47%, .62%, .62% and .65% for the years ended
     January 31, 1995,  1994,  1993,  1992,  1991,  1990 and 1989 and the period ended January 31, 1988, respectively. Without this waiver, the net investment income per share would have been $1.43 for the six months ended July 31, 1995 and $2.12, $1.04, $1.28, $2.85, $3.85, $3.96, $3.00 and $1.33
     for the years and the period then ended.
(3) Per share net realized and unrealized gains or losses on investments may not correspond with the change in aggregate unrealized gains and losses in the Portfolio's securities because of the timing of sales and repurchases of the Portfolio's shares in relation to fluctuating market values for the Portfolio.
(4) Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses except the $35 one-time account start-up fee and the $1.50 monthly account maintenance fee.



     Year ended            Year ended             Year ended           Year ended           Year ended           Period ended
  January 31, 1993      January 31, 1992       January 31, 1991     January 31, 1990     January 31, 1989     January 31, 1988(1)

  ----------------      ----------------       ----------------     ----------------     ----------------     -------------------
     $    64.99            $    63.11             $    59.35           $   54.91            $    51.54           $    50.00
     ----------            ----------             ----------           ---------            ----------           ----------

           1.68                  3.26                   4.20                4.36                  3.38                 1.55
            .19                  (.08)                  (.01)                .08                   .02                 (.01)
     ----------            ----------             ----------           ---------            ----------           ----------
           1.87                  3.18                   4.19                4.44                  3.40                 1.54


          (2.41)                (1.30)                  (.43)                  -                  (.03)                   -
     ----------            ----------             ----------           ---------            ----------           ----------
          (2.41)                (1.30)                  (.43)                  -                  (.03)                   -
     ----------            ----------             ----------           ---------            ----------           ----------

     $    64.45            $    64.99             $    63.11           $   59.35            $    54.91           $    51.54
     ==========            ==========             ==========           =========            ==========           ==========

          2.89%                 5.05%                  7.06%               8.09%                 6.60%                4.48%*


     $  179,888            $  320,382             $  207,889           $  61,056            $   31,370           $    6,475
     ==========            ==========             ==========           =========            ==========           ==========

           .73%                  .73%                   .83%                .54%                  .54%                 .50%*
          2.97%                 4.87%                  6.74%               7.87%                 6.70%                5.32%*
           None                  None                   None                None                  None                 None

                   PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                          THE VERSATILE BOND PORTFOLIO





Financial highlights for the Versatile Bond Portfolio
For each share of capital stock outstanding throughout each fiscal period:

                                            Six months ended        Year ended
                                             July 31, 1995      January 31, 1995
                                              (Unaudited)
                                            ----------------    ----------------
Net asset value, beginning of period             $  54.90           $   54.76
                                                 --------           ---------

  Income from investment operations:
    Net investment income (2)  ...............       1.38                2.12
    Net realized and unrealized gains
      or losses on investments (3)  ..........        .87                (.63)
                                                 --------           ---------
      Total income from investment operations        2.25                1.49

  Less distributions from:
    Net investment income  ...................          -               (1.33)
    Net realized gain on investments  ........          -                (.02)
                                                 --------           ---------
      Total distributions                               -               (1.35)
                                                 --------           ---------

Net asset value, end of period                   $  57.15           $   54.90
                                                 ========           =========

Total return (4)  ............................      8.26%*              2.74%

Ratios / supplemental data:
  Net assets, end of period (in thousands)....   $ 22,295           $  22,229
                                                 ========           =========

  Ratio of expenses to average net assets (2).       .81%*               .86%
  Ratio of net investment income
    to average net assets  ...................      5.16%*              3.84%
  Portfolio turnover rate  ...................     45.10%*             74.62%




* Computed on an annualized basis.

(l) The Versatile Bond Portfolio commenced investment operations November 12, 1991.
(2) Due to the waiver of advisory fees and through January 31, 1994, distribution expenses, the ratio of expenses to average net assets was reduced by .38% for the six months ended July 31, 1995 and .36%, .39%, .41% and .43% for the years ended January 31, 1995, 1994, 1993 and the period ended January 31, 1992, respectively. Without this waiver, the net investment income per share would have been $1.26 for the six months ended July 31, 1995 and $1.84, $1.57, $1.77 and $2.13 for the years and the period then ended.
(3) Per share net realized and unrealized gains or losses on investments may not correspond with the change in aggregate unrealized gains and losses in the Portfolio's securities because of the timing of sales and repurchases of the Portfolio's shares in relation to fluctuating market values for the Portfolio.
(4) Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses except the $35 one-time account start-up fee and the $1.50 monthly account maintenance fee.




          Year ended            Year ended            Period ended
       January 31, 1994      January 31, 1993      January 31, 1992 (1)

       ----------------      ----------------      --------------------
          $   53.63             $    50.58             $   50.00
          ---------             ----------             ---------


               1.87                   2.06                  2.51

               (.04)                  1.00                 (1.93)
          ---------             ----------             ---------
               1.83                   3.06                   .58


               (.70)                  (.01)                    -
                  -                      -                     -
          ---------             ----------             ---------
               (.70)                  (.01)                    -
          ---------             ----------             ---------

          $   54.76             $    53.63             $   50.58
          =========             ==========             =========

              3.42%                  6.05%                 3.33%*


          $  35,682             $   23,217             $     596
          =========             ==========             =========

               .89%                   .89%                 1.07%*

              3.46%                  3.86%                 4.00%*
             75.05%                224.95%               600.99%*


                   PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                        THE AGGRESSIVE GROWTH PORTFOLIO






Financial  highlights  for the  Aggressive  Growth  Portfolio
For each share of capital stock outstanding throughout each fiscal period:
                                                             Six months ended                  Year ended
                                                               July 31, 1995                January 31, 1995
                                                                (Unaudited)
                                                             ----------------               ----------------
Net asset value, beginning of period                             $    31.61                     $   32.56
                                                                 ----------                     ---------

  Income from investment operations:
    Net investment income (loss)  ............................            -                          (.01)
   Net realized and unrealized gains
    or losses on investments  ................................        10.55                          (.89)
                                                                 ----------                     ---------
      Total income or loss from investment operations                 10.55                          (.90)

  Less distributions from:
    Net investment income  ...................................            -                          (.03)
    Net realized gain on investments  ........................            -                          (.02)
                                                                 ----------                     ---------
      Total distributions                                                 -                          (.05)
                                                                 ----------                     ---------

Net asset value, end of period                                   $    42.16                     $   31.61
                                                                 ==========                     =========

Total return (2)  .............................................      67.30%*                      (2.75)%

Ratios / supplemental data:
 Net assets, end of period (in thousands)  ....................  $    9,290                     $   6,758
                                                                 ==========                     =========

 Ratio of expenses to average net assets ......................       1.18%*                        1.23%
 Ratio of net investment income (loss) to average net assets...        .01%*                       (.04)%
 Portfolio turnover rate ......................................      37.21%*                       26.29%


* Computed on an annualized basis.

(l)  The Aggressive  Growth Portfolio  commenced  investment  operations May 16,
     1990.
(2) Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses except the $35 one-time account start-up fee and the $1.50 monthly account maintenance fee.

     Year ended                      Year ended                     Year ended                      Period ended
  January 31, 1994                January 31, 1993               January 31, 1992                January 31, 1991(1)

  ----------------                ----------------               ----------------                -------------------
     $   26.63                       $   22.77                      $    18.35                        $   20.00
     ---------                       ---------                      ----------                        ---------


           .01                             .02                             .06                              .13

          6.41                            4.44                            4.38                            (1.78)
     ---------                       ---------                      ----------                        ---------
          6.42                            4.46                            4.44                            (1.65)


          (.02)                           (.13)                           (.02)                               -
          (.47)                           (.47)                              -                                -
     ---------                       ---------                      ----------                        ---------
          (.49)                           (.60)                           (.02)                               -
     ---------                       ---------                      ----------                        ---------

     $   32.56                       $   26.63                      $    22.77                        $   18.35
     =========                       =========                      ==========                        =========

        24.25%                          19.77%                          24.21%                          (8.25)%*


     $   7,201                       $   3,596                      $    2,577                        $   1,151
     =========                       =========                      ==========                        =========

         1.20%                           1.12%                           1.18%                            1.07%*
          .02%                            .12%                            .23%                             .64%*
        29.83%                          25.62%                          53.18%                           36.88%*


           INVESTMENT ADVISER                                The
             World Money Managers                         PERMANENT
             Terry Coxon, General Partner                 PORTFOLIO
             625 Second Street                         Family of Funds
             Petaluma, California 94952

           CONSULTANTS TO THE FUND
             Harry Browne
             Douglas Casey

           TRANSFER AGENT
             Mutual Funds Service Company
             P.O. Box 2798
             Boston, Massachusetts 02208
             (for overnight delivery services,
             73 Tremont Street
             Boston, Massachusetts 02108)
             1-800-341-8900
             In Mass. 1-617-557-8000

           CUSTODIAN
             State Street Bank and Trust Company
             Boston, Massachusetts 02105

           INDEPENDENT AUDITORS
             KPMG Peat Marwick LLP
             Three Embarcadero Center
             San Francisco, California  94111





         INVESTOR'S INFORMATION OFFICE
                 P.O. BOX 5847                              SEMI-ANNUAL
               Austin, Texas 78763                             REPORT
            1-800-531-5142 Nationwide                      July 31, 1995
              Local 1-512-453-7558